Equity (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Change In Shares Of Common Stock And Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000
Acquisition of treasury stock under resolution of the board of directors	—	99,334,200
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	64,112
Resale of treasury stock to holders of less-than-one-unit shares	—	(28,668)
Cancellation of treasury stock under resolution of the board of directors	(125,461,832)	(125,461,832)

Balance at March 31, 2012	1,323,197,235	99,431,812

Schedule Of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal years ended March 31, 2010, 2011 and 2012 in accumulated other comprehensive income (loss) is shown below:

	2010	2011	2012
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥17,470	¥33,128	¥28,973
Change during the year	15,658	(4,155)	6,626

At end of year	¥33,128	¥28,973	¥35,599

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥1,613	¥686	¥(957)
Change during the year	(927)	(1,643)	(935)

At end of year	¥686	¥(957)	¥(1,892)

Foreign currency translation adjustments:
At beginning of year	¥(16,265)	¥(8,478)	¥(41,248)
Change during the year	7,787	(32,770)	(54,924)

At end of year	¥(8,478)	¥(41,248)	¥(96,172)

Pension liability adjustments:
At beginning of year	¥(344,735)	¥(214,942)	¥(290,476)
Change during the year	129,793	(75,534)	(4,902)

At end of year	¥(214,942)	¥(290,476)	¥(295,378)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(341,917)	¥(189,606)	¥(303,708)
Change during the year	152,311	(114,102)	(54,135)

At end of year	¥(189,606)	¥(303,708)	¥(357,843)

Schedule Of Change In Unrealized Gain (Loss) On Derivative Instruments

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

	2012
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥357	¥(520)
Less—Reclassification adjustment for realized gain included in net income	(833)	(415)

Net change in unrealized gain (loss) on derivative instruments	¥(476)	¥(935)

Schedule Of Changes In Pension Liability

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2011 and 2012:

	2011	2012
	Millions of yen
Net gain (loss) arising during period, before tax	¥(127,367)	¥(26,465)
Prior service cost arising during period, before tax	79	(173)

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	24,492	33,883
Amortization of transition obligation	184	172
Amortization of prior service cost	(26,811)	(19,601)
Other	4,332	1,362

Change of pension liability adjustments during the year, before tax	(125,091)	(10,822)

Income tax expense related to pension liability adjustments	49,557	5,920

Change of pension liability adjustments during the year, net of tax	¥(75,534)	¥(4,902)

Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2010, 2011 and 2012 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

For the fiscal year ended March 31, 2012:
Unrealized gain (loss) on securities	¥7,658	¥580	¥8,238
Unrealized gain (loss) on derivative instruments	(1,772)	(459)	(2,231)
Foreign currency translation adjustments	(84,991)	15,622	(69,369)
Pension liability adjustments	(14,462)	5,920	(8,542)

Other comprehensive income (loss)	¥(93,567)	¥21,663	¥(71,904)